PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE E — PREMISES AND EQUIPMENT

The following is a summary of premises and equipment at December 31, 2012 and 2011:
	2012	2011
	(dollars in thousands)
Land	$3,105	$3,105
Buildings	9,068	9,104
Furniture and equipment	3,592	3,424
Leasehold improvements	29	29
Construction in progress	—	19
	15,794	15,681
Less accumulated depreciation	4,855	4,438
Total	$10,939	$11,243
Depreciation amounting to approximately $581,000, $659,000, and $751,000 for the years ended December 31, 2012, 2011 and 2010, respectively, is included in occupancy and equipment expense, data processing and other outsourced services expense and other expenses.
As of December 31, 2011, the Company had a total of $1.1 million in premises and equipment which were classified as held for sale. There was no premises and equipment classified as held for sale as of December 31, 2012.
The Company has operating leases for its corporate offices and branches that expire at various times through 2027. Future minimum lease payments under the leases for years subsequent to December 31, 2012 are as follows (dollars in thousands):
2013	$122
2014	112
2015	109
2016	109
2017	109
Years thereafter	1,090
$1,651
During 2012, 2011, and 2010, payments under operating leases were approximately $131,000, $140,000, and $213,000, respectively. Lease expense was accounted for on a straight line basis.